Financial instruments - Summary of Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
At amortized cost	€ 371,620	€ 268,817
Fair value through PL	1,296	0
Total book value	372,916	268,817
Total fair value	325,200	295,442
Borrowings
Disclosure of financial liabilities [line items]
At amortized cost	269,033	213,128
Fair value through PL	0	0
Total book value	269,033	213,128
Total fair value	272,641	271,370
Non-current lease liabilities
Disclosure of financial liabilities [line items]
At amortized cost	44,044	26,097
Fair value through PL	0	0
Total book value	44,044	26,097
Current lease liabilities
Disclosure of financial liabilities [line items]
At amortized cost	7,280	5,520
Fair value through PL	0	0
Total book value	7,280	5,520
Trade and other payables
Disclosure of financial liabilities [line items]
At amortized cost	51,263	24,072
Fair value through PL	0	0
Total book value	51,263	24,072
Total fair value	51,263	€ 24,072
Warrant liabilities
Disclosure of financial liabilities [line items]
At amortized cost	0
Fair value through PL	1,296
Total book value	1,296
Total fair value	€ 1,296